UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 1, 2020 to June 30, 2020.

Commission File Number of issuing entity: 333-209738-01

Central Index Key Number of issuing entity: 0001396730

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor: 333-209738

Central Index Key Number of depositor: 0001171040

First National Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000036644

First National Bank of Omaha

(Exact name of sponsor as specified in its charter)

Lori Niemeyer, (402) 341-0500

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

1620 Dodge Street Stop Code 3271 Omaha, Nebraska	68197
(Address of principal executive office of the issuing entity)	(Zip Code)

402-341-0500

(Telephone number, including area code)

No change

	Registered reporting pursuant to (check one)			Name of Exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series 2017-2 Class A	☐	☐	☒
Series 2018-1 Class A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I —DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth below in this Item and in Exhibits 99.1 and 99.2 with respect to the Series 2017-2 Notes and Series 2018-1 Notes, respectively.

Account Deliquency Experience Trust Portfolio
	Month Ended June 30, 2020		Month Ended May 31, 2020		Month Ended April 30, 2020		Month Ended March 31, 2020
	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding
Total Active Accounts*	813,200	100.00%	817,089	100.00%	814,437	100.00%	842,259	100.00%
Accounts Delinquent
30 to 59 days	1,348	0.17%	1,749	0.21%	1,844	0.23%	2,014	0.24%
60 to 89 days	1,211	0.15%	1,325	0.16%	1,439	0.18%	1,365	0.16%
90 to 119 days	1,022	0.13%	1,132	0.14%	1,096	0.13%	1,232	0.15%
120 to 149 days	910	0.11%	882	0.11%	980	0.12%	1,061	0.13%
150 or More Days	787	0.10%	855	0.10%	945	0.12%	911	0.11%

Total	5,278	0.65%	5,943	0.73%	6,304	0.77%	6,583	0.78%

*	Active Accounts represent those accounts with a non zero balance

Net Charge-Off Experience Trust Portfolio
	Month Ended June 30, 2020	Month Ended May 31, 2020	Month Ended April 30, 2020	Month Ended March 31, 2020
Average Receivables Outstanding	$2,676,744,150	$2,699,810,515	$2,768,404,353	$2,876,258,392
Total Gross Charge-Offs	$8,359,817	$9,308,092	$8,864,745	$9,554,016
Gross Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.75%	4.14%	3.84%	3.99%
Recoveries	$1,466,345	$1,544,640	$1,652,714	$1,880,346

Net Charge-Offs	$6,893,471	$7,763,451	$7,212,031	$7,673,670

Net Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.09%	3.45%	3.13%	3.20%
Accounts Experiencing a Loss	2,165	2,177	2,196	2,483
Accounts Experiencing a Recovery	3,996	3,819	3,890	4,192
Average Net Loss of Accounts with a Loss	$3,184	$3,566	$3,284	$3,090

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?    Yes  ☐    No  ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes  ☐    No  ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?    Yes  ☐    No  ☒

No assets securitized by the depositor and held by First National Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from June 1, 2020 to June 30, 2020.

The depositor filed its most recent Form ABS-15G on January 17, 2020. The CIK number of the depositor is 0001171040.

PART II —OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

The information regarding the interest retained to satisfy legal requirements regarding the credit risk retention rules of Regulation RR is provided in the table below:

Seller’s Interest FNBO MASTER TRUST
Month Ended June 30, 2020
Aggregate principal receivables	$2,643,217,904
Outstanding principal balance of all Series of Notes Outstanding	$(769,232,000)
Aggregate amount on deposit in the Excess Funding Account	$—

Seller’s interest	$1,873,985,904

Aggregate unpaid principal balance of all Series of Notes Outstanding not held by FNBO	$600,000,000
Aggregate amount on deposit in the Principal Accumulation accounts for all Series of Notes not held by FNBO	$—

Adjusted Outstanding Investor ABS Interests	$600,000,000

Seller’s Interest as a percentage of the Adjusted Outstanding Investor ABS Interests	312.33%
Minimum Seller’s Interest as a % of Adjusted Outstanding Investor ABS Interests as required by Regulation RR	5%

Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2017-2 Noteholders

99.2	Monthly Report to Series 2018-1 Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 9, 2020

By:	First National Funding Corporation, Managing Member

By:	/s/ Lori Niemeyer
Lori Niemeyer
Senior Vice President